Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
Other Long-Term Liabilities
OTHER LONG-TERM LIABILITIES

December 31 (millions of dollars)	2018	2017
Post-retirement and post-employment benefit liability (Note 19)	1,417	1,519
Pension benefit liability (Note 19)	547	981
Environmental liabilities (Note 20)	139	168
Long-term accounts payable	12	13
Asset retirement obligations (Note 21)	10	9
Other liabilities	10	17
	2,135	2,707